Deferred Income Tax and Income Tax Expense - Summary of Tax Impacts Recognized Directly To Equity (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets and liabilities [abstract]
Gain on valuation of financial assets at fair value through other comprehensive income, Before recognition	₩ 54,969	₩ 225,635	₩ 59,384
Gain (loss) on valuation of hedge instruments (loss)liabilities, Before recognition	37,247	31,003	(36,756)
Remeasurements of net defined benefit liabilities, Before recognition	(77,382)	(33,814)	(116,324)
Share of Gain (loss) of associates and joint ventures, and others, Before recognition	25,538	4,493	(1,036)
Exchange differences on translation for foreign operations, Before recognition	(3,614)	6,692	3,989
Total, Before recognition	36,758	234,009	(90,743)
Gain on valuation of financial assets at fair value through other comprehensive income, Tax effect	(12,972)	(58,483)	(15,573)
Gain (loss) on valuation of hedge instruments (loss)liabilities, Tax effect	(9,860)	(8,139)	9,745
Remeasurements of net defined benefit liabilities, Tax effect	17,201	8,037	42,813
Share of Gain (loss) of associates and joint ventures, and others, Tax effect	(8,820)	(1,327)	179
Exchange differences on translation for foreign operations, Tax effect	948	(1,759)	(1,049)
Total, Tax effect	77,103	(61,669)	36,115
Gain on valuation of financial assets at fair value through other comprehensive income, After recognition	41,997	167,152	43,811
Gain (loss) on valuation of hedge instruments (loss)liabilities, After recognition	27,387	22,864	(27,011)
Remeasurements of net defined benefit liabilities, After recognition	(60,181)	(25,777)	(73,511)
Share of Gain (loss) of associates and joint ventures, and others, After recognition	16,718	3,166	(857)
Exchange differences on translation for foreign operations, After recognition	(2,666)	4,933	2,940
Total other comprehensive income (loss)	₩ 23,255	₩ 172,338	₩ (54,628)